Restatement (Details) (USD $)	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Accounts receivable			$ 965,605	$ 811,278			$ 811,278	$ 2,100,381	$ 1,511,709
Revenue share payable	1,274,429	872,989			872,989	1,274,429		1,502,761	1,287,552
Deferred revenue	118,949	301,178	437,521	161,132	301,178	118,949	161,132	120,130	226,272
Additional paid-in-capital	28,483,502	27,388,789	27,304,207	8,597,748	27,388,789	28,483,502	8,597,748	27,595,609	8,875,155
Deferred stock compensation			(472,669)	(287,857)			(287,857)	0	270,462
Accumulated deficit	(26,355,433)	(26,060,890)	(25,861,452)	(25,141,061)	(26,060,890)	(26,355,433)	(25,141,061)	(26,124,750)	(25,099,357)
Income Statement [Abstract]
Revenues	1,819,421	1,427,008	1,289,428	1,225,169	2,716,436	4,535,857	2,998,546	6,502,962	4,679,741
Revenue share expense	958,333	730,140	561,411	557,510	1,291,551	2,249,884	1,292,435	3,221,534	1,861,316
Operating expenses	1,155,933	896,529	1,489,858	1,076,475	2,386,747	3,542,681	2,366,210	4,307,756	3,085,961
Net income (loss)	(294,543)	(199,438)	(762,095)	(411,734)	(961,533)	(1,256,076)	(659,923)	(1,025,393)	(267,290)
Statement of Cash Flows [Abstract]
Net income (loss)	(294,543)	(199,438)	(762,095)	(411,734)	(961,533)	(1,256,076)	(659,923)	(1,025,393)	(267,290)
Stock options issued for services								272,804	94,998
Share-based Compensation			380,217		602,353	(1,066,672)	404,794	899,438	435,612
Change in accounts receivable								588,672	894,911
Revenue share payable			(333,334)		(434,067)	11,876	678,201	215,210	1,196,975
Changes in deferred revenue			192,381		93,780	(148,334)	111,880	(106,142)	177,020
Previously stated [Member]
Statement of Financial Position [Abstract]
Accounts receivable			797,725	782,902			782,902		1,566,964
Revenue share payable	853,410	506,901			506,901	853,410			1,193,661
Deferred revenue		42,908	168,714	13,272	42,908		13,272		4,252
Additional paid-in-capital	28,398,825	27,304,112	27,155,730	8,449,271	27,304,112	28,398,825	8,449,271		8,726,708
Deferred stock compensation			(454,409)	(233,077)			(233,077)		(233,942)
Accumulated deficit	(25,716,530)	(25,322,216)	(25,269,535)	(24,870,854)	(25,322,216)	(25,716,530)	(24,870,854)		(24,616,220)
Income Statement [Abstract]
Revenues	1,620,215	1,454,214	1,317,347	1,373,029	2,771,560	4,391,775	3,146,406		4,957,016
Revenue share expense	858,898	540,048	498,810	529,134	1,038,858	1,897,757	1,264,059		1,767,425
Operating expenses	1,155,933	967,070	1,471,598	982,504	2,439,028	3,594,961	2,272,239		2,973,990
Net income (loss)	(394,314)	(52,681)	(653,315)	(141,527)	(705,996)	(1,100,310)	(389,716)		215,847
Statement of Cash Flows [Abstract]
Net income (loss)	(394,314)	(52,681)	(653,315)	(141,527)	(705,996)	(1,100,310)	(389,716)		215,847
Stock options issued for services									19,547
Share-based Compensation			361,957		654,634	1,118,952	310,823		399,092
Change in accounts receivable									(950,166)
Revenue share payable			(395,935)		(686,760)	(340,251)	649,825		1,103,084
Changes in deferred revenue			164,462		38,656	(4,252)	(35,980)		(45,000)
Adjustments [Member]
Statement of Financial Position [Abstract]
Accounts receivable			167,880	28,376			28,376		(55,255)
Revenue share payable	421,019	366,088			366,088	421,019			93,891
Deferred revenue	118,949	258,270	268,807	147,860	258,270	118,949	147,860		222,020
Additional paid-in-capital	84,677	84,677	148,477	148,477	84,677	84,677	148,477		148,477
Deferred stock compensation			(18,260)	(54,780)			(54,780)		(36,520)
Accumulated deficit	(638,903)	(738,674)	(591,917)	(270,207)	(738,674)	(638,903)	(270,207)		(483,137)
Income Statement [Abstract]
Revenues	199,206	(27,206)	(27,919)	(147,860)	(55,124)	144,082	(147,860)		(277,275)
Revenue share expense	99,435	190,092	62,601	28,376	252,693	352,127	28,376		93,891
Operating expenses		(70,541)	18,260	93,971	(52,281)	(52,280)	93,971		111,701
Net income (loss)	99,771	(146,757)	(108,780)	(270,207)	(255,537)	(155,766)	(270,207)		(483,137)
Statement of Cash Flows [Abstract]
Net income (loss)	99,771	(146,757)	(108,780)	(270,207)	(255,537)	(155,766)	(270,207)		(483,137)
Stock options issued for services									75,451
Share-based Compensation			18,260		(52,281)	(52,280)	93,971		36,520
Change in accounts receivable									55,255
Revenue share payable			62,601		252,693	352,127	28,376		93,891
Changes in deferred revenue			$ 27,919		$ 55,124	$ (144,082)	$ 147,860		$ 222,020